Investment Risks	Apr. 21, 2026
CapForce IBD 50 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
CapForce IBD 50 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
CapForce IBD 50 ETF | Canada Risk [Member]
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Canada Risk. Because the Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals. The Canadian economy is especially dependent on the demand for, and supply of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

CapForce IBD 50 ETF | Concentration Risk [Member]
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Concentration Risk. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

CapForce IBD 50 ETF | Currency Risk [Member]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

CapForce IBD 50 ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

CapForce IBD 50 ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary receipts into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

CapForce IBD 50 ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Emerging markets are generally more volatile than markets of more developed countries and may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market companies are also subject to a greater risk of market closure or manipulation, less liquidity, limited reliable access to capital and exchange delisting. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk with custody of securities than developed markets. Additionally, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the required infrastructure to attract 5 large amounts of non-U.S. trade and investment. Additionally, the rights and remedies available to investors in emerging market securities may be more limited than those available for investments in more developed markets. Finally, the limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

CapForce IBD 50 ETF | Equity Securities Risk [Member]
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Equity Securities Risk. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities the Fund invests in.

CapForce IBD 50 ETF | Growth Stocks Risk [Member]
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Growth Stocks Risk. Growth stocks may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Fund’s share price. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

CapForce IBD 50 ETF | Health Care Companies Risk [Member]
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Health Care Companies Risk. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

CapForce IBD 50 ETF | Index Provider Risk [Member]
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Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that the Index will be in line with its methodology.

CapForce IBD 50 ETF | Information Technology Companies Risk [Member]
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Information Technology Companies Risk. The Fund has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

CapForce IBD 50 ETF | Market Risk [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

CapForce IBD 50 ETF | Materials Sector Risk [Member]
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Materials Sector Risk. Materials and processing companies are involved in the extraction or processing of raw materials such as metals, ore and forestry products. These companies are sensitive to changes in the business cycle and fluctuations in the supply and demand for raw materials. Further, certain materials and processing companies can be affected by shifts in the housing market, as many produced raw materials are components of construction projects. Rising wage costs can also impact companies that rely on skilled labor. In addition, materials and processing companies may be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

CapForce IBD 50 ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has limited experience in managing and supporting registered investment companies (“RICs”). The Fund’s success depends, in part, on the Adviser’s ability to effectively oversee the Fund and its service providers. There can be no assurance that the Adviser will fulfill its obligations or that any replacement adviser would be able to do so in a manner that does not adversely affect the Fund.

CapForce IBD 50 ETF | New Fund Risk The Fund is a recently organized investment company with limited operating history [Member]
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New Fund Risk The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CapForce IBD 50 ETF | Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Investments in securities of non-U.S. companies (particularly in emerging markets) present risks beyond those of securities of U.S. issuers and can be more volatile than investments in U.S. companies. Risks of investing in securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Further, other diplomatic, political or economic developments can affect investments in foreign companies. Prices of non-U.S. securities may also be more volatile. Finally, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

CapForce IBD 50 ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund invests in the securities included in the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets, except in connection with the Index’s risk reduction mechanism. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

CapForce IBD 50 ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may be subject to high portfolio turnover due to the Index’s weekly rebalance and reconstitution. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

CapForce IBD 50 ETF | Risks Associated with ETFs [Member]
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Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and its investment adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Premium/Discount Risk. Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

CapForce IBD 50 ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

CapForce IBD 50 ETF | Small-and Mid-Capitalization Company Risk [Member]
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Small-and Mid-Capitalization Company Risk. Generally, small- or mid-capitalization companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

CapForce IBD 50 ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

CapForce IBD 50 ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

CapForce IBD Breakout Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
CapForce IBD Breakout Opportunities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
CapForce IBD Breakout Opportunities ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”) applicable to a company seeking to qualify as a regulated investment company (“RIC”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
CapForce IBD Breakout Opportunities ETF | Concentration Risk [Member]
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Concentration Risk. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

CapForce IBD Breakout Opportunities ETF | Consumer Discretionary Companies Risk [Member]
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Consumer Discretionary Companies Risk. The Fund has significant exposure to companies in the consumer discretionary sector. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CapForce IBD Breakout Opportunities ETF | Currency Risk [Member]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

CapForce IBD Breakout Opportunities ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

CapForce IBD Breakout Opportunities ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary receipts into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

CapForce IBD Breakout Opportunities ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Emerging markets are generally more volatile than markets of more developed countries and may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market companies are also subject to a greater risk of market closure or manipulation, less liquidity, limited reliable access to capital and exchange delisting. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk with custody of securities than developed markets. Additionally, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the required infrastructure to attract 5 large amounts of non-U.S. trade and investment. Additionally, the rights and remedies available to investors in emerging market securities may be more limited than those available for investments in more developed markets. Finally, the limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

CapForce IBD Breakout Opportunities ETF | Equity Securities Risk [Member]
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Equity Securities Risk. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities the Fund invests in.

CapForce IBD Breakout Opportunities ETF | Growth Risk [Member]
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Growth Risk. Growth stocks may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Fund’s share price. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

CapForce IBD Breakout Opportunities ETF | Index Provider Risk [Member]
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Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that the Index will be in line with its methodology.

CapForce IBD Breakout Opportunities ETF | Industrials Companies Risk [Member]
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Industrials Companies Risk. The Fund has significant exposure to companies in the industrials sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. Companies in the industrials sector may also be adversely affected by product obsolescence, claims for environmental damage or product liability and changes in general economic conditions. Additional risks of industrials companies include exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, and excess capacity, among other factors.

CapForce IBD Breakout Opportunities ETF | Liquidity Risk [Member]
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Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Generally, the less liquid the market for a security at the time the Fund seeks to sell it, the greater the risk of loss or decline of value to the Fund. Overall market liquidity may negatively impact Fund performance and NAV, especially if the Fund is forced to sell illiquid securities in a down market.

CapForce IBD Breakout Opportunities ETF | Market Risk [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

CapForce IBD Breakout Opportunities ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”) applicable to a company seeking to qualify as a regulated investment company (“RIC”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

CapForce IBD Breakout Opportunities ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has limited experience in managing and supporting registered investment companies (“RICs”). The Fund’s success depends, in part, on the Adviser’s ability to effectively oversee the Fund and its service providers. There can be no assurance that the Adviser will fulfill its obligations or that any replacement adviser would be able to do so in a manner that does not adversely affect the Fund.

CapForce IBD Breakout Opportunities ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

CapForce IBD Breakout Opportunities ETF | Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Investments in securities of non-U.S. companies (particularly in emerging markets) present risks beyond those of securities of U.S. issuers and can be more volatile than investments in U.S. companies. Risks of investing in securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S.  investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Further, other diplomatic, political or economic developments can affect investments in foreign companies. Prices of non-U.S. securities may also be more volatile. Finally, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

CapForce IBD Breakout Opportunities ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund invests in the securities included in the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets, except in connection with the Index’s risk reduction mechanism. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

CapForce IBD Breakout Opportunities ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may be subject to high portfolio turnover due to the Index’s weekly rebalance and reconstitution. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

CapForce IBD Breakout Opportunities ETF | Risks Associated with ETFs [Member]
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Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and its investment adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Premium/Discount Risk. Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

CapForce IBD Breakout Opportunities ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

CapForce IBD Breakout Opportunities ETF | Small- and Mid- Capitalization Company Risk [Member]
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Small- and Mid- Capitalization Company Risk. Generally, small- or mid-capitalization companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

CapForce IBD Breakout Opportunities ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

CapForce IBD Breakout Opportunities ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.